JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.4%
Aerospace & Defense — 0.4%
CAE, Inc.*(a)	977,397	24,681,937

Airlines — 0.3%
Air Canada*(a)	1,037,488	18,657,889

Auto Components — 1.1%
Magna International, Inc.	862,937	69,522,384

Banks — 27.3%
Bank of Montreal(a)	1,999,464	226,317,020
Bank of Nova Scotia (The)	3,749,600	270,080,932
Canadian Imperial Bank of Commerce	1,389,371	174,465,169
National Bank of Canada(a)	1,042,239	83,385,679
Royal Bank of Canada(a)	4,396,322	501,246,074
Toronto-Dominion Bank (The)	5,623,326	450,388,090

		1,705,882,964

Capital Markets — 4.8%
Brookfield Asset Management, Inc., Class A	4,504,116	248,033,765
CI Financial Corp.	559,178	10,377,224
IGM Financial, Inc.	250,918	8,815,638
Onex Corp.	234,987	16,879,725
TMX Group Ltd.(a)	172,830	17,581,440

		301,687,792

Chemicals — 2.0%
Nutrien Ltd.	1,761,930	123,057,189

Commercial Services & Supplies — 2.2%
GFL Environmental, Inc.	435,666	14,312,561
Ritchie Bros Auctioneers, Inc.	340,902	20,778,891
Waste Connections, Inc.	803,731	100,198,443

		135,289,895

Construction & Engineering — 0.7%
SNC-Lavalin Group, Inc.(a)	541,638	11,943,605
WSP Global, Inc.	228,750	30,502,399

		42,446,004

Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	457,065	23,896,896

Diversified Telecommunication Services — 1.3%
BCE, Inc.(a)	925,215	48,329,683
TELUS Corp.	1,385,410	32,598,523

		80,928,206

Electric Utilities — 2.1%
Emera, Inc.(a)	798,202	37,820,640
Fortis, Inc.(a)	1,458,995	69,302,693
Hydro One Ltd.(b)	941,286	24,318,005

		131,441,338

Equity Real Estate Investment Trusts (REITs) — 0.4%
Canadian Apartment Properties	261,551	11,504,005
H&R(a)	436,014	4,431,657
RioCan(a)	479,643	8,350,313

		24,285,975

Food & Staples Retailing — 3.6%
Alimentation Couche-Tard, Inc.	2,592,404	104,560,873
Empire Co. Ltd., Class A	514,774	15,882,812
George Weston Ltd.	219,396	23,925,322
Loblaw Cos. Ltd.(a)	507,260	39,135,419
Metro, Inc.	751,862	40,214,843

		223,719,269

Food Products — 0.3%
Saputo, Inc.	741,494	16,618,939

Gas Utilities — 0.3%
AltaGas Ltd.(a)	864,300	17,753,116

Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International, Inc.	972,039	54,369,644

Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	393,189	13,452,220

Insurance — 7.1%
Fairfax Financial Holdings Ltd.	77,078	37,218,642
Great-West Lifeco, Inc.	832,530	26,007,762
iA Financial Corp., Inc.	332,062	21,606,300
Intact Financial Corp.	543,278	73,609,543
Manulife Financial Corp.	5,992,556	124,786,970
Power Corp. of Canada(a)	1,764,673	56,723,863
Sun Life Financial, Inc.	1,807,345	102,356,737

		442,309,817

IT Services — 6.5%
CGI, Inc.*	674,729	57,607,944
Nuvei Corp.*(b)	198,477	12,096,144
Shopify, Inc., Class A*	350,589	338,398,437

		408,102,525

Media — 0.9%
Quebecor, Inc., Class B(a)	503,558	11,908,078
Shaw Communications, Inc., Class B	1,382,135	41,198,203

		53,106,281

Metals & Mining — 6.6%
Agnico Eagle Mines Ltd.(a)	755,013	36,059,347
Barrick Gold Corp.(a)	5,486,778	105,017,747
First Quantum Minerals Ltd.	1,705,471	42,007,864
Franco-Nevada Corp.	589,846	77,988,764
Ivanhoe Mines Ltd., Class A*(a)	1,715,402	14,695,927
Kinross Gold Corp.	3,868,040	20,905,035
Lundin Mining Corp.	1,974,104	16,446,337
Teck Resources Ltd., Class B	1,442,770	44,560,556
Wheaton Precious Metals Corp.	1,389,919	56,038,507

		413,720,084

Multiline Retail — 1.1%
Canadian Tire Corp. Ltd., Class A(a)	177,022	25,558,626
Dollarama, Inc.	872,850	45,038,140

		70,596,766

Multi-Utilities — 0.6%
Algonquin Power & Utilities Corp.(a)	2,072,896	29,597,658
Canadian Utilities Ltd., Class A(a)	363,809	10,569,536

		40,167,194

Oil, Gas & Consumable Fuels — 15.1%
Cameco Corp.	1,227,148	23,854,641
Canadian Natural Resources Ltd.	3,634,293	184,866,763
Cenovus Energy, Inc.	3,921,189	57,037,159
Enbridge, Inc.(a)	6,249,798	264,220,701
Imperial Oil Ltd.(a)	683,969	27,985,075
Keyera Corp.(a)	681,877	16,044,480

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Pembina Pipeline Corp.(a)	1,696,996	53,880,941
Suncor Energy, Inc.	4,489,954	128,289,446
TC Energy Corp.	3,021,023	156,000,433
Tourmaline Oil Corp.(a)	945,694	33,716,597

		945,896,236

Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.*	887,546	21,819,465
Canopy Growth Corp.*(a)	764,522	6,146,729

		27,966,194

Professional Services — 0.9%
Thomson Reuters Corp.	510,731	54,827,795

Real Estate Management & Development — 0.3%
FirstService Corp.	120,606	19,231,114

Road & Rail — 7.3%
Canadian National Railway Co.	1,875,884	228,636,045
Canadian Pacific Railway Ltd.	2,866,742	205,091,073
TFI International, Inc.	252,641	24,317,056

		458,044,174

Software — 2.7%
BlackBerry Ltd.*(a)	1,579,402	12,996,535
Constellation Software, Inc.	60,783	104,688,873
Lightspeed Commerce, Inc.*	411,274	13,349,459
Open Text Corp.	841,548	40,278,315

		171,313,182

Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc.	598,293	23,815,935

Trading Companies & Distributors — 0.2%
Finning International, Inc.(a)	493,134	13,748,707

Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B	1,081,215	54,836,904

TOTAL COMMON STOCKS (Cost $4,637,756,404)		6,205,374,565

SHORT-TERM INVESTMENTS — 14.4%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 14.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(c)(d)	403,320,679	403,199,683
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	497,418,558	497,418,558

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $900,650,571)		900,618,241

Total Investments — 113.8% (Cost $5,538,406,975)		7,105,992,806
Liabilities in Excess of Other Assets — (13.8)%		(860,987,055)

Net Assets — 100.0%		6,245,005,751

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $816,607,854.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	196	03/2022	CAD	39,337,230	276,525

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$7,105,992,806	$—	$—	$7,105,992,806

Appreciation in Other Financial Instruments
Futures Contracts(a)	$276,525	$—	$—	$276,525

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$184,490,813	$1,070,600,000	$851,800,000	$(58,800)	$(32,330)	$403,199,683	403,320,679	$60,384	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	347,161,083	1,745,998,467	1,595,740,992	—	—	497,418,558	497,418,558	12,411	—

Total	$531,651,896	$2,816,598,467	$2,447,540,992	$(58,800)	$(32,330)	$900,618,241		$72,795	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.